GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating losses	$ 3,857,583	$ 3,725,529	$ 22,233,949	$ 10,273,946
Accumulated deficit	$ 69,560,075		$ 69,560,075		$ 46,472,904